EQUINOX FUNDS TRUST

Equinox Chesapeake Strategy Fund

Class I Shares:  EQCHX

Equinox Crabel Strategy Fund

Class I Shares:  EQCRX

(The “Funds”)

Supplement dated December 4, 2013 to the Prospectus and Statement of Additional Information (“SAI”) for the Funds dated February 1, 2013, as amended from time to time

The following supersedes any contrary information contained in the Funds’ current Prospectus and SAI.

Effective October 7, 2013, U.S. Bank, N.A. located at 1555 N. River Center Drive, Milwaukee, WI 53212 serves as custodian of the Fund.

References to Union Bank, N.A. in each Fund’s Prospectus and SAI or supplements thereto should be disregarded.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE